Debt (Details 3)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	11.00%
Working capital loans
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	12.68%	13.69%
Debt from Mr. Karan A. Chanana
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	11.60%	11.60%
Debt from other related party
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	9.29%	9.29%